Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Line Items]
Accrued payroll and bonus	$ 3,753	$ 3,662
Other taxes payable	1,964	1,570
Social insurance withholding	695	475
Provision for warranty	250	230
Others	5,643	3,376
Accrued expenses and other current liabilities	$ 12,305	$ 9,313